Acquisitions and Disposals (Tables)	12 Months Ended
Dec. 31, 2025
Refinor [member]
Disclosure of detailed information about business combination [line items]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Table Text Block]	The following table sets forth the fair values of the identifiable assets acquired and the liabilities assumed by YPF at the acquisition date of 100% of Refinor:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Property, plant and equipment	100
Inventories	8
Other receivables	1
Trade receivables	6
Provisions	(2)
Deferred income tax liabilities, net	(3)
Loans	(23)
Accounts payable	(37)

Total identifiable net assets	50

Mobil Argentina S.A. [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Table Text Block]	The following table details the consideration transferred, the fair values of the identifiable assets acquired and the liabilities assumed by YPF at the acquisition date:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Intangible assets	117
Property, plant and equipment	161
Other receivables	7
Trade receivables	10
Cash and cash equivalents	60
Provisions	(6)
Deferred income tax liabilities, net	(15)
Accounts payable	(7)

Total identifiable net assets / Consideration	327

OLCLP [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Table Text Block]	The following table sets forth the fair values of the identifiable assets acquired and the liabilities assumed by YPF at the acquisition date of 100% of OLCLP:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Property, plant and equipment	93
Trade receivables	4
Investments in financial assets	2
Cash and cash equivalents	14
Deferred income tax liabilities, net	(1)
Income tax liability	(2)
Accounts payable	(3)

Total identifiable net assets	107

VMI [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of fair values of the identifiableassets acquired andtheliabilities assumed [Table Text Block]	The following table sets forth the fair values of the identifiable assets acquired and liabilities assumed by YPF at the acquisition date of 100% of VMI:

Fair value at acquisition date
Fair value of identifiable assets and liabilities assumed:
Intangible assets	463
Property, plant and equipment	81
Other receivables	23
Cash and cash equivalents	3
Provisions	(6)
Other liabilities	(24)
Accounts payable	(17)

Total identifiable net assets / Consideration	523